Long-Term Debt and Other Financial Liabilities, December 2022 Alpha Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Dec. 15, 2022 USD ($)
First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Installment payment	$ 700
December 2022 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 16,500
Margin on variable rate	2.90%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember
Term of loan	4 years
Final balloon payment	$ 9,600
Security cover ratio	125.00%
Minimum liquidity requirements per Loan Facility	$ 500	$ 500
December 2022 Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 525
December 2022 Alpha Bank Loan Facility [Member] | Next Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 400